Retail Class | State Farm International Index Fund
STATE FARM INTERNATIONAL INDEX FUND (NFSAX) (NFSBX) (SIIAX) (SIIBX)
Investment Objective:
The State Farm International Index Fund (the “International Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the MSCI Europe, Australasia, and Far East Free Index (“EAFE Free Index”).
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 88 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class - State Farm International Index Fund - USD ($)		Class A	Class B	Premier [1]	Legacy Class A [2]	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.00%	none	5.00%	3.00%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)		none	5.00%	none	none	3.00%
Maximum account fee	[3]	none	none	none	none	none
[1]	Premier shares are available beginning May 23, 2016.
[2]	Legacy Class A shares are not available after May 22, 2016. On May 23, 2016, Legacy Class A shares held in accounts with a value greater than $100,000 will convert to Premier shares, and Legacy Class A shares held in accounts with a value less than $100,000 will convert to Class A shares. See the section of the Fund’s prospectus titled “Reduced Sales Charge Options and Share Class Options—Effective May 23, 2016“ for more details.
[3]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Class - State Farm International Index Fund		Class A	Class B	Premier		Legacy Class A	Legacy Class B
Management fees		0.15%	0.15%	0.15%		0.15%	0.15%
Distribution [and/or Service] (12b-1) fees		0.25%	0.95%	0.25%		0.25%	0.65%
Other Expenses		0.47%	0.47%	0.37%		0.47%	0.47%
Total Annual Fund Operating Expenses		0.87%	1.57%	0.77%		0.87%	1.27%
Less: Fee Waiver		(0.02%)	(0.02%)	(0.02%)		(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	[1],[2]	0.85%	1.55%	0.75%	[3]	0.85%	1.25%
[1]	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund's Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2017, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
[2]	The expense information in the table above has been restated to reflect current fees.
[3]	Total Annual Fund Operating Expenses After Fee Waiver for Premier shares are based upon estimated amounts for the current fiscal year because Premier shares are not offered until May 23, 2016.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver in the first year, and the Total Annual Fund Operating Expenses for periods thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Retail Class - State Farm International Index Fund - USD ($)	After 1 year	After 3 years	After 5 years	After 10 years
Class A	582	762	956	1,517
Class B	658	844	1,053	1,678
Premier	573	732	905	1,405
Legacy Class A	384	567	766	1,339
Legacy Class B	427	676	895	1,422

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Retail Class - State Farm International Index Fund - USD ($)	After 1 year	After 3 years	After 5 years	After 10 years
Class B	158	494	853	1,678
Legacy Class B	127	401	695	1,422

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in stocks of companies that are included in the EAFE Free Index in a manner that is expected to approximate the performance of the EAFE Free Index, the benchmark index. The EAFE Free Index is a capitalization-weighted index that currently includes stocks of companies located in 15 European countries, Australia, Israel, New Zealand, Hong Kong, Japan and Singapore. Under normal operating conditions, the Fund seeks to invest at least 90% of its net assets in stocks that are represented in the EAFE Free Index and will at all times invest a substantial portion of its total assets in such stocks. The Fund will invest in stocks that are represented in the EAFE Free Index in weights that approximate the relative composition of the securities contained in the index.

The sub-adviser to the Fund may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:
  Equity Securities Risk.    Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
  Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.
  Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Index Fund Risk.    An index fund has operating and other expenses, while an index does not. As a result, while the Fund will attempt to track its benchmark index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, that fund will perform poorly when the index performs poorly.
  Indexing Risk.    This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.
  Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.
An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales charges or loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns, which reflect the deduction of the maximum sales charges or loads, for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 25.43%, during the second quarter of 2009. Worst quarter: -20.25%, during the third quarter of 2011.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Total Returns - Retail Class - State Farm International Index Fund		1 Year	5 Years	10 Years	Life of Class	Inception Date
Legacy Class A Shares	[1]	(4.56%)	1.94%	1.65%
Legacy Class A Shares | Return After Taxes on Distributions	[1]	(4.80%)	1.66%	1.42%
Legacy Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(2.13%)	1.70%	1.56%
Legacy Class B Shares	[1]	(4.96%)	1.77%	1.56%
Class A Shares	[1]	(6.59%)	1.50%		0.13%	May 01, 2006
Class B Shares	[1]	(7.13%)	1.53%		(0.02%)	May 01, 2006
EAFE Free Index (reflects no deduction for fees, expenses or taxes.)	[1],[2]	(0.81%)	3.60%	3.03%	1.62%	May 01, 2006
[1]	Average Annual Total Returns for Premier shares are not available as of December 31, 2015 because Premier shares are not available for sale until May 23, 2016.
[2]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 1.62%.